Other non-current assets	12 Months Ended
Dec. 31, 2013
Other non-current assets [Abstract]
Other non-current assets
8. Other non-current assets:

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:
	December 31,
	2012	2013
Deferred mobilization expenses	$53,615	$72,624
Other	18,150	29,079
Total	$71,765	$101,703